Cover Page	Dec. 20, 2019
Cover [Abstract]
Entity Registrant Name	RADIUS HEALTH, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001428522
Document Period End Date	Dec. 20, 2019
Entity Emerging Growth Company	false
Entity File Number	001-35726
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0145732
Entity Address, Address Line One	950 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	551-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 par value per share
Trading Symbol	RDUS
Name of each exchange on which registered	NASDAQ